DERIVATIVES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Instruments

The following tables provide information about the fair values of these derivative instruments as of June 30, 2020 and December 31, 2019 and the line items in the Condensed Consolidated Balance Sheets in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
		(in millions)
Derivatives designated as hedging instruments:
June 30, 2020:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$24.4
December 31, 2019:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$(1.3)
Derivatives not designated as hedging instruments:
June 30, 2020:
Commodity contracts	Accrued expenses	$(6.0)
December 31, 2019:
Commodity contracts	Accounts receivable	$0.2

The following tables provide information about the fair values of these derivative instruments as of December 31, 2019 and December 31, 2018 and the line items in the Consolidated Balance Sheets in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
		(in millions)
Derivatives designated as hedging instruments:
December 31, 2019:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$(1.3)
December 31, 2018:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$24.1
Derivatives not designated as hedging instruments:
December 31, 2019:
Commodity contracts	Accounts receivable	$0.2
December 31, 2018:
Commodity contracts	Accounts receivable	$7.2

Schedule of Derivative Instruments, Gain (Loss) Recognized in Income

The following table provides information about the gains or losses recognized in income on these derivative instruments and the line items in the Condensed Consolidated Statements of Operations in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
		(in millions)
Derivatives designated as hedging instruments:
For the three months ended June 30, 2020:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(42.2)
For the three months ended June 30, 2019:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(20.8)
For the six months ended June 30, 2020:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$25.7
For the six months ended June 30, 2019:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(35.0)

Derivatives not designated as hedging instruments:
For the three months ended June 30, 2020:
Commodity contracts	Cost of products and other	$(13.2)
For the three months ended June 30, 2019:
Commodity contracts	Cost of products and other	$1.0
For the six months ended June 30, 2020:
Commodity contracts	Cost of products and other	$65.0
For the six months ended June 30, 2019:
Commodity contracts	Cost of products and other	$32.7

Hedged items designated in fair value hedges:
For the three months ended June 30, 2020:
Crude oil, intermediate and refined product inventory	Cost of products and other	$42.2
For the three months ended June 30, 2019:
Crude oil, intermediate and refined product inventory	Cost of products and other	$20.8
For the six months ended June 30, 2020:
Crude oil, intermediate and refined product inventory	Cost of products and other	$(25.7)
For the six months ended June 30, 2019:
Crude oil, intermediate and refined product inventory	Cost of products and other	$35.0

The following table provides information about the gains or losses recognized in income on these derivative instruments and the line items in the Consolidated Statements of Operations in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
		(in millions)
Derivatives designated as hedging instruments:
For the year ended December 31, 2019:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(25.4)
For the year ended December 31, 2018:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$31.8
For the year ended December 31, 2017:
Derivatives included with the inventory intermediation agreement obligations	Cost of products and other	$(13.8)
Derivatives not designated as hedging instruments:
For the year ended December 31, 2019:
Commodity contracts	Cost of products and other	$36.5
For the year ended December 31, 2018:
Commodity contracts	Cost of products and other	$(123.8)
For the year ended December 31, 2017:
Commodity contracts	Cost of products and other	$(85.4)
Hedged items designated in fair value hedges:
For the year ended December 31, 2019:
Crude oil, intermediate and refined product inventory	Cost of products and other	$25.4
For the year ended December 31, 2018:
Intermediate and refined product inventory	Cost of products and other	$(31.8)
For the year ended December 31, 2017:
Intermediate and refined product inventory	Cost of products and other	$13.8